Note 23 - Non-current allowances and provisions	12 Months Ended
Dec. 31, 2022
Disclosure of Non-current allowances and provisions [Abstract]
Note 23 - Non-current allowances and provisions

23Non-current allowances and provisions

Liabilities

	Year ended December 31,
	2022	2021
Values at the beginning of the year	83,556	73,218
Translation differences	357	(2,476)
Additional allowance	11,102	13,896
Reclassifications	2,229	4,014
Used and other movements	882	(5,096)
Values at the end of the year	98,126	83,556